Fair Value Measurement (Details) - Schedule of level 3 assets and liabilities during the current and previous financial year $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Warrants [Member]
Fair Value Measurement (Details) - Schedule of level 3 assets and liabilities during the current and previous financial year [Line Items]
Balance beginning	$ 219
Gains (losses) recognized in profit or loss	111
Gains (losses) recognized in other comprehensive loss
Additions
Balance ending	330
SAFE [Member]
Fair Value Measurement (Details) - Schedule of level 3 assets and liabilities during the current and previous financial year [Line Items]
Balance beginning	1,273
Gains (losses) recognized in profit or loss	4,005
Gains (losses) recognized in other comprehensive loss	(20)
Additions	4,112
Balance ending	9,370
Convertible loan [Member]
Fair Value Measurement (Details) - Schedule of level 3 assets and liabilities during the current and previous financial year [Line Items]
Balance beginning
Gains (losses) recognized in profit or loss	1,492
Gains (losses) recognized in other comprehensive loss	37
Additions	3,053
Balance ending	$ 4,582